As filed with the SEC on November 16, 2005.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09010

TRANSAMERICA INVESTORS, INC.
(Exact name of registrant as specified in charter)

570 Carillon Parkway, St. Petersburg, Florida		33716
(Address of principal executive offices)		(Zip code)

John K. Carter, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and address of agent for service)

Registrant's telephone number, including area code:	(727) 299-1800

Date of fiscal year end:	December 31

Date of reporting period:	July 1, 2005 – September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The unaudited Schedules of Investments of registrant as of September 30, 2005 are attached.

TRANSAMERICA PREMIER BALANCED FUND

Schedule of Investments - September 30, 2005 - (all amounts except share amounts in thousands) (unaudited)

			Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 6.8%
Fannie Mae	6.00%	09/01/2034	$1,202	$1,222
	5.50%	05/01/2035	766	767
	5.50%	05/01/2035	764	764
U.S. Treasury Bond	5.38%	02/15/2031	7,963	8,924
U.S. Treasury Note	3.50%	05/31/2007	1,000	989
	3.00%	11/15/2007	2,000	1,954
	3.25%	01/15/2009	250	243
	4.00%	06/15/2009	1,750	1,739
	3.50%	12/15/2009	450	438
	4.25%	11/15/2014	1,700	1,688
	4.25%	08/15/2015	1,125	1,118
Total U.S. Government Obligations (cost: $20,047)				19,846

CORPORATE DEBT SECURITIES - 19.1%
Amusement & Recreation Services - 0.4%
Harrah’s Operating Co., Inc.	5.50%	07/01/2010	1,250	1,263

Asset-Backed - 0.6%
Honda Auto Receivables Owner Trust, Series 2005-A Cl A3	4.46%	05/21/2009	690	688
MBNA Credit Card Master Note Trust, Series 2003-A6 Cl A6	2.75%	10/15/2010	1,250	1,196
				1,884
Beverages - 0.9%
Bottling Group LLC	2.45%	10/16/2006	1,100	1,076
Cia Brasileira de Bebidas	8.75%	09/15/2013	450	537
Coca-Cola Enterprises, Inc.	2.50%	09/15/2006	1,000	980
				2,593
Business Credit Institutions - 0.9%
Pemex Finance, Ltd.	9.03%	02/15/2011	1,080	1,200
Textron Financial Corp.	2.69%	10/03/2006	1,500	1,475
				2,675
Chemicals & Allied Products - 1.3%
ICI Wilmington, Inc.	4.38%	12/01/2008	1,150	1,131
Lubrizol Corp.	4.63%	10/01/2009	1,640	1,614

Monsanto Co.		5.50%	07/30/2035	$900	$867
Nalco Co.		7.75%	11/15/2011	300	308
					3,920

Commercial Banks - 2.1%
Abbey National PLC (a)		7.35%	06/15/2049	1,000	1,027
Barclays Bank PLC (b)		6.28%	12/15/2034	782	771
Dresdner Funding Trust I -144A		8.15%	06/30/2031	625	765
HBOS PLC -144A (c)		5.92%	09/01/2049	800	803
Mellon Bank NA		70.0%	03/15/2006	300	303
Sumitomo Mitsui Banking-144A (d)		5.63%	07/15/2049	1,420	1,416
US Bank NA		3.75%	02/06/2009	1,000	970
					6,055
Communication - 0.7%
Comcast Corp.		4.95%	06/15/2016	820	787
COX Communications, Inc	.	6.75%	03/15/2011	1,104	1,180
Echostar DBS Corp.		5.75%	10/01/2008	180	178
					2,145
Computer & Office Equipment - 0.3%
Pitney Bowes, Inc.		5.00%	03/15/2015	750	753

Department Stores - 0.7%
Meyer (Fred) Stores, Inc.		7.45%	03/01/2008	1,500	1,582
Neiman-Marcus Group, Inc. -144A		9.00%	10/15/2015	400	403
					1,985
Electric Services - 0.5%
DPL, Inc.		8.25%	03/01/2007	318	336
PSEG Funding Trust		5.38%	11/16/2007	1,250	1,260
					1,596
Electric, Gas & Sanitary Services - 0.3%
NiSource Finance Corp.		7.88%	11/15/2010	825	929

Food & Kindred Products - 0.8%
Campbell Soup Co.		6.90%	10/15/2006	1,000	1,021
Diageo Capital PLC		3.38%	03/20/2008	1,300	1,263
					2,284

Food Stores - 0.1%
Stater Brothers Holdings, Inc.	8.13%	06/15/2012	$150	$149

Gas Production & Distribution - 0.3%
Atmos Energy Corp.	4.00%	10/15/2009	1,000	965

Holding & Other Investment Offices - 0.7%
Berkshire Hathaway Finance Corp.	3.40%	07/02/2007	1,250	1,225
iStar Financial, Inc.	4.88%	01/15/2009	750	743
				1,968
Hotels & Other Lodging Places - 1.1%
MGM Mirage	6.00%	10/0/12009	430	427
Park Place Entertainment Corp.	7.00%	04/15/2013	300	326
Starwood Hotels & Resorts, Inc.	6.75%	11/15/2005	2,000	2,013
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	6.63%	12/01/2014	325	312
				3,078
Industrial Machinery & Equipment - 0.1%
John Deere Capital Corp.	3.90%	01/15/2008	310	305

Insurance - 0.4%
Wellpoint Health Networks, Inc.	6.38%	06/15/2006	1,000	1,013

Metal Mining - 0.8%
Barrick Gold Finance, Inc.	7.50%	05/01/2007	1,275	1,330
Phelps Dodge Corp.	9.50%	06/01/2031	785	1,110
				2,440
Mortgage Bankers & Brokers - 0.3%
Rio Tinto Finance USA, Ltd.	5.75%	07/03/2006	1,000	1,011

Motion Pictures - 0.2%
Time Warner, Inc.	9.13%	01/15/2013	500	611

Oil & Gas Extraction - 0.3%
Chesapeake Energy Corp.	7.50%	06/15/2014	225	241
Husky Oil, Ltd. (e)	8.90%	08/15/2028	635	691
				932

Paper & Allied Products - 0.3%
Norske Skogindustrier ASA, -144A	6.13%	10/15/2015	$950	$945

Personal Credit Institutions - 0.3%
Ford Motor Credit Co.	6.88%	02/01/2006	750	753

Petroleum Refining - 0.2%
Valero Energy Corp.	7.50%	04/15/2032	500	605

Primary Metal Industries - 0.3%
Noranda, Inc.	6.00%	10/15/2015	770	786

Printing & Publishing - 0.5%
Media General, Inc.	6.95%	09/01/2006	820	832
News America Holdings, Inc.	7.75%	12/01/2045	480	566
				1,398
Restaurants - 0.2%
Landry’s Restaurants, Inc., Series B	7.50%	12/15/2014	500	478

Savings Institutions - 0.3%
Washington Mutual Bank FA	5.13%	01/15/2015	1,000	992

Security & Commodity Brokers - 1.4%
BNP U.S. Funding LLC-144A (f)	7.74%	12/29/2049	1,000	1,058
E*Trade Financial Corp.	8.00%	06/15/2011	300	311
Lehman Brothers Holdings, Inc.	7.88%	08/15/2010	1,000	1,133
Residential Capital Corp.-144A	6.38%	06/30/2010	1,500	1,521
				4,023
Telecommunications - 1.4%
America Movil SA de CV	5.50%	03/01/2014	550	545
Cincinnati Bell, Inc.	8.38%	01/15/2014	150	149
SBC Communications, Inc.	5.75%	05/02/2006	1,000	1,008
Sprint Capital Corp.	4.78%	08/17/2006	1,250	1,252
Verizon Global Funding Corp.	6.13%	06/15/2007	1,000	1,026
				3,980

Transportation & Public Utilities - 0.2%
Magellan Midstream Partners, LP	6.45%	06/01/2014	$500	$530

Water Transportation - 0.2%
Royal Caribbean Cruises, Ltd.	8.75%	02/02/2011	570	643

Total Corporate Debt Securities (cost: $56,045)				55,687

	Shares	Value
PREFERRED STOCKS - 0.4%
Telecommunications - 0.4%
Centaur Funding Corp.-144A ‡	800	$1,043

Total Preferred Stocks (cost: $891)		1,043

COMMON STOCKS - 66.0%
Air Transportation - 0.6%
FedEx Corp.	20,000	1,743

Automotive - 4.7%
Harley-Davidson, Inc.	130,000	6,297
PACCAR, Inc.	110,000	7,468
		13,765
Chemicals & Allied Products - 1.1%
Ecolab, Inc.	100,000	3,193

Communication - 1.2%
XM Satellite Radio Holdings, Inc.-Class A ‡	100,000	3,591

Communications Equipment - 3.1%
QUALCOMM, Inc.	200,000	8,950

Computer & Data Processing Services - 2.5%
Microsoft Corp.	130,000	3,345
NAVTEQ Corp. ‡	80,000	3,996
		7,341
Computer & Office Equipment - 3.8%
Diebold, Inc.	83,610	2,881
Sandisk Corp. ‡	170,000	8,202
		11,083
Cosmetics/Personal Care - 1.1%
Gillette Co. (The)	55,000	3,201

Electronic & Other Electric Equipment - 1.3%
General Electric Co.	110,000	3,704

Electronic Components & Accessories - 0.8%
Intel Corp.	100,000	2,465

Engineering & Management Services - 4.6%
Jacobs Engineering Group, Inc. ‡	200,000	$13,480

Holding & Other Investment Offices - 1.3%
Plum Creek Timber Co., Inc.	100,000	3,791

Hotels & Other Lodging Places - 2.6%
Marriott International, Inc.-Class A	120,000	7,560

Industrial Machinery & Equipment - 8.4%
Caterpillar, Inc.	200,000	11,750
Donaldson Co., Inc.	100,000	3,053
Graco, Inc.	70,000	2,400
Kennametal, Inc.	150,000	7,356
		24,559
Insurance - 2.1%
WellPoint, Inc. ‡	80,000	6,066

Medical Instruments & Supplies - 1.4%
Zimmer Holdings, Inc. ‡	60,000	4,133

Motor Vehicles, Parts & Supplies - 2.7%
BorgWarner, Inc.	140,000	7,904

Oil & Gas Extraction - 4.5%
Anadarko Petroleum Corp.	40,000	3,830
Apache Corp.	90,000	6,770
Schlumberger, Ltd.	30,000	2,531
		13,131
Petroleum Refining - 1.9%
Suncor Energy, Inc.	90,000	5,448

Pharmaceuticals - 2.0%
Amgen, Inc. ‡	75,000	5,975

Primary Metal Industries - 2.4%
Hubbell, Inc.-Class B	150,000	7,039

Printing & Publishing - 3.6%
McGraw-Hill Cos., Inc. (The)	220,000	10,569

Research & Testing Services - 0.8%
Affymetrix, Inc. ‡	50,000	2,312

Security & Commodity Brokers - 3.4%
American Express Co.	82,630	4,746
Chicago Mercantile Exchange	15,000	5,060
		9,806
Transportation & Public Utilities - 1.9%
Expeditors International of Washington, Inc.	100,000	5,678

Wholesale Trade Durable Goods - 2.2%
Grainger (W.W.), Inc.	100,000	$6,292

Total Common Stocks (cost: $135,340)		192,779

			Principal Amount	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.8%
U.S. Treasury Bill
	3.46%	12/29/2005	$2,500	$2,479
Total Short-Term U.S. Government Obligations (cost: $2,479)				2,479

Total Investment Securities (cost: $214,802)@				$271,834

SUMMARY:
Investments, at value			93.1%	$271,834
Other assets less liabilities			6.9%	20,303
Net assets			100%	$292,137

NOTES TO SCHEDULE OF INVESTMENTS:

(a)               Abbey National PLC has a fixed coupon rate 7.35% until 10/15/2006, thereafter the coupon rate will reset every 5 years at the 5-year current month treasury + 178BP, if not called.

(b)              Barclays Bank PLC has a fixed coupon rate of 6.28% until 12/15/2034, thereafter the coupon rate will reset quarterly at the 3-month US$LIBOR + 155BP, if not called.

(c)               HBOS PLC -144A has a fixed coupon rate of 5.92% until 10/01/2015, thereafter the coupon rate will reset quarterly at the 3-month US$LIBOR + 129.5BP, if not called.

(d)              Sumitomo Matsui Banking-144A has a fixed coupon rate of 5.63% until 10/15/2015, thereafter the coupon rate will reset quarterly at the 3-month US$LIBOR + 255BP, if not called.

(e)               Husky Oil, Ltd. has a fixed coupon rate of 8.90% until 8/15/2008, thereafter the coupon rate will reset quarterly at the 3-month US$LIBOR + 550BP, if not called.

(f)                 BNP U.S. Funding LLC-144A has a fixed coupon rate 7.74% until 12/05/2007, thereafter the coupon rate will reset quarterly at the 1-week US$LIBOR + 280BP, if not called.

‡                       No dividends were paid during the preceding twelve months.

DEFINITIONS:

144A                    144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities aggregated $7,954 or 2.7% of the net assets of the Fund.

@                                    Aggregate cost for Federal income tax purposes is $215,100. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $59,684 and $2,950, respectively. Net unrealized appreciation for tax purposes is $56,734.

TRANSAMERICA PREMIER CASH RESERVE FUND

Schedule of Investments - September 30, 2005 - (all amounts in thousands) (unaudited)

			Principal Amount	Value
COMMERCIAL PAPER - 83.2%
Asset-Backed - 3.1%
CAFCO LLC-144A	3.71%	10/31/2005	$600	$598
	3.80%	11/14/2005	550	547
				1,145
Business Credit Institutions - 10.0%
Old Line Funding Corp.-144A	3.59%	10/07/2005	900	899
	3.65%	10/20/2005	900	898
Paccar Financial Corp.	3.46%	10/12/2005	1,100	1,099
	3.57%	10/28/2005	800	798
				3,694

Chemicals & Allied Products - 0.8%
Procter & Gamble Co.-144A	3.53%	10/24/2005	300	299

Commercial Banks - 25.1%
Barclays U.S. Funding Corp.	3.45%	10/05/2005	650	650
	3.46%	10/11/2005	380	380
	3.73%	11/28/2005	800	795
Canadian Imperial Holdings	3.66%	11/08/2005	400	398
	3.66%	11/09/2005	500	498
Ranger Funding Co. LLC-144A	3.63%	10/05/2005	900	900
	3.65%	10/07/2005	650	650
	3.47%	10/12/2005	300	300
Royal Bank of Scotland	3.77%	11/01/2005	300	299
	3.77%	11/02/2005	800	797
State Street Corp.	3.73%	10/25/2005	900	898
	3.73%	10/26/2005	900	898
UBS Finance Delaware LLC	3.43%	10/03/2005	250	250
	3.84%	11/28/2005	1,600	1,590
				9,303

Computer & Data Processing Services - 2.4%
IBM Capital, Inc.-144A	3.50%	10/05/2005	550	550
	3.51%	10/06/2005	337	337
				887

Department Stores - 4.2%
Wal-Mart Stores, Inc.-144A	3.51%	10/04/2005	250	250
	3.57%	10/24/2005	1,300	1,297
				1,547

Food & Kindred Products - 3.9%
Nestle Capital Corp.-144A	3.55%	10/03/2005	$300	$300
	3.70%	10/04/2005	800	800
	3.71%	10/19/2005	350	349
				1,449

Holding & Other Investment Offices - 6.4%
Quebec Province-144A	3.85%	11/23/2005	1,600	1,591
Toronto Dominion Holdings USA, Inc.-144A	3.80%	12/23/2005	800	793
				2,384

Insurance - 0.5%
MetLife Funding, Inc.	3.73%	10/21/2005	200	200

Mortgage Bankers & Brokers - 1.9%
Ciesco LLC-144A	3.73%	11/15/2005	700	697

Oil & Gas Extraction - 4.7%
Total Capital SA-144A	3.58%	10/11/2005	850	849
	3.61%	10/17/2005	900	899
				1,748

Personal Credit Institutions - 12.6%
American Honda Finance Corp.	3.53%	10/04/2005	700	700
	3.55%	10/04/2005	650	650
	3.66%	10/21/2005	400	399
General Electric Capital Corp.	3.53%	10/18/2005	750	749
	3.67%	11/07/2005	800	797
Toyota Motor Credit Corp.	3.66%	10/31/2005	1,000	997
	3.65%	11/08/2005	400	398
				4,690

Pharmaceuticals - 2.7%
Pfizer, Inc.-144A	3.70%	10/27/2005	1,000	997

Printing & Publishing - 4.0%
Gannett Co., Inc.-144A	3.65%	10/11/2005	500	499
	3.74%	10/14/2005	500	499
	3.75%	10/19/2005	500	499
				1,497

Security & Commodity Brokers - 0.9%
Goldman Sachs Group, Inc.	3.41%	11/21/2005	350	348

Total Commercial Paper (cost: $30,885)				30,885

			Principal Amount	Value
SHORT-TERM OBLIGATIONS - 14.0%
Wells Fargo Financial, Inc.
	6.13%	02/15/2006	$900	$907
Emerson Electric Co.
	6.30%	11/01/2005	700	702
Hershey Co. (The)
	6.70%	10/01/2005	1,715	1,715
Merrill Lynch & Co., Inc.
	6.25%	01/15/2006	500	503
	6.15%	01/26/2006	350	352
Unilever Capital Corp.
	6.88%	11/01/2005	1,000	1,003
Total Short-Term Obligations (cost: $5,182)				5,182

			Principal Amount	Value
CERTIFICATES OF DEPOSIT - 2.7%
Canadian Imperial Bank of Commerce
	3.60%	11/01/2005	$400	$400
Wells Fargo Bank NA
	3.75%	10/31/2005	620	620
Total Certificates Of Deposit (cost: $1,020)				1,020

Total Investment Securities (cost: $37,087)				$37,087

SUMMARY:
Investments, at value			99.9%	$37,087
Other assets less liabilities			0.1%	35
Net assets			100%	$37,122

DEFINITIONS:

144A                    144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2005, these securities aggregated  $16,297 or 43.9% of the net assets of the Fund.

TRANSAMERICA PREMIER DIVERSIFIED EQUITY FUND

Schedule of Investments - September 30, 2005 - (all amounts except share amounts in thousands) (unaudited)

	Shares	Value
COMMON STOCKS - 91.8%
Aerospace - 1.2%
United Technologies Corp.	30,000	$1,555

Air Transportation - 1.7%
FedEx Corp.	25,000	2,178

Amusement & Recreation Services - 1.1%
Disney (Walt) Co. (The)	60,000	1,448

Automotive - 3.5%
Harley-Davidson, Inc.	50,000	2,422
PACCAR, Inc.	30,000	2,037
		4,459
Beverages - 1.3%
PepsiCo, Inc.	30,000	1,701

Business Services - 2.3%
eBay, Inc. ‡	70,000	2,884

Chemicals & Allied Products - 1.3%
Ecolab, Inc.	50,000	1,596

Commercial Banks - 1.3%
JP Morgan Chase & Co.	50,000	1,696

Communication - 0.6%
XM Satellite Radio Holdings, Inc.-Class A ‡	20,000	718

Communications Equipment - 1.8%
QUALCOMM, Inc.	50,000	2,237

Computer & Data Processing Services - 3.8%
Microsoft Corp.	90,000	2,316
NAVTEQ Corp. ‡	50,000	2,497
		4,813
Computer & Office Equipment - 7.5%
Apple Computer, Inc. ‡	60,000	3,217
Diebold, Inc.	40,000	1,378
Sandisk Corp. ‡	102,000	4,921
		9,516
Cosmetics/Personal Care - 1.4%
Gillette Co. (The)	30,000	1,746

Electronic & Other Electric Equipment - 1.3%
General Electric Co.	50,000	$1,684

Electronic Components & Accessories - 2.7%
Intel Corp.	140,000	3,451

Engineering & Management Services - 3.7%
Jacobs Engineering Group, Inc. ‡	70,000	4,718

Holding & Other Investment Offices - 2.4%
Plum Creek Timber Co., Inc.	80,000	3,033

Hotels & Other Lodging Places - 4.2%
Marriott International, Inc.-Class A	50,000	3,150
MGM Mirage, Inc. ‡	50,000	2,189
		5,339

Industrial Machinery & Equipment - 9.9%
American Standard Cos., Inc.	15,000	698
Caterpillar, Inc.	70,000	4,113
Donaldson Co., Inc.	50,000	1,527
Graco, Inc.	50,000	1,714
Illinois Tool Works, Inc.	25,000	2,058
Kennametal, Inc.	50,000	2,452
		12,562

Insurance - 4.9%
Berkshire Hathaway, Inc.-Class B ‡	300	819
Progressive Corp. (The)	20,000	2,095
WellPoint, Inc. ‡	44,000	3,336
		6,250
Medical Instruments & Supplies - 1.6%
Zimmer Holdings, Inc. ‡	30,000	2,067

Motor Vehicles, Parts & Supplies - 1.8%
BorgWarner, Inc.	40,000	2,258

Oil & Gas Extraction - 4.7%
Anadarko Petroleum Corp.	20,000	1,915
Apache Corp.	20,000	1,504
Schlumberger, Ltd.	30,000	2,531
		5,950

Paper & Allied Products - 1.7%
3M Co.	30,000	2,201

Personal Services - 1.4%
Weight Watchers International, Inc. ‡	34,500	1,780

Petroleum Refining - 2.4%
Suncor Energy, Inc.	50,000	3,027

Pharmaceuticals - 3.1%
Amgen, Inc. ‡	25,000	$1,992
Johnson & Johnson	30,000	1,898
		3,890

Primary Metal Industries - 1.5%
Hubbell, Inc.-Class B	40,000	1,877

Printing & Publishing - 3.0%
McGraw-Hill Cos., Inc. (The)	80,000	3,843

Research & Testing Services - 1.8%
Affymetrix, Inc. ‡	50,000	2,312

Restaurants - 1.0%
Starbucks Corp. ‡	25,000	1,253

Retail Trade - 1.7%
Staples, Inc.	99,000	2,111

Rubber & Misc. Plastic Products - 0.7%
Sealed Air Corp. ‡	20,000	949

Security & Commodity Brokers - 3.6%
American Express Co.	50,000	2,872
Chicago Mercantile Exchange	5,000	1,687
		4,559

Telecommunications - 1.3%
Verizon Communications, Inc.	50,000	1,635

Transportation & Public Utilities - 0.9%
Expeditors International of Washington, Inc.	20,000	1,136

Wholesale Trade Durable Goods - 1.7%
Grainger (W.W.), Inc.	35,000	2,202

Total Common Stocks (cost: $101,172)		116,634

Total Investment Securities (cost: $101,172)@		$116,634

SUMMARY:
Investments, at value	91.8%	$116,634
Other assets less liabilities	8.2%	10,359
Net assets	100%	$126,993

NOTES TO SCHEDULE OF INVESTMENTS:

‡                       No dividends were paid during the preceding twelve months.

@               Aggregate cost for Federal income tax purposes is $101,158.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $18,408 and $2,932, respectively.  Net unrealized appreciation for tax purposes is $15,476.

TRANSAMERICA PREMIER EQUITY FUND

Schedule of Investments - September 30, 2005 - (all amounts except share amounts in thousands) (unaudited)

	Shares	Value
COMMON STOCKS - 98.0%
Business Services - 5.6%
eBay, Inc. ‡	140,000	$5,768
First Data Corp.	55,000	2,200
Moody’s Corp.	90,000	4,597
		12,565
Chemicals & Allied Products - 3.5%
Praxair, Inc.	165,000	7,908

Communication - 3.9%
Liberty Global, Inc.-Class A ‡	43,800	1,186
XM Satellite Radio Holdings, Inc.-Class A ‡	210,000	7,541
		8,727
Communications Equipment - 5.9%
QUALCOMM, Inc.	300,000	13,425

Computer & Data Processing Services - 7.1%
Intuit, Inc. ‡	155,000	6,946
Microsoft Corp.	350,000	9,005
		15,951
Computer & Office Equipment - 7.1%
Apple Computer, Inc. ‡	97,700	5,238
Sandisk Corp. ‡	225,000	10,856
		16,094
Cosmetics/Personal Care - 3.9%
Gillette Co. (The)	150,000	8,730

Drug Stores & Proprietary Stores - 3.4%
Walgreen Co.	175,000	7,604

Electronic & Other Electric Equipment - 2.4%
General Electric Co.	159,100	5,357

Engineering & Management Services - 1.3%
Jacobs Engineering Group, Inc. ‡	43,780	2,951

Hotels & Other Lodging Places - 5.6%
Marriott International, Inc.-Class A	90,000	5,670
MGM Mirage, Inc. ‡	160,000	7,003
		12,673
Industrial Machinery & Equipment - 2.6%
Caterpillar, Inc.	100,400	5,898

Insurance - 4.4%
WellPoint, Inc. ‡	132,700	10,061

Management Services - 2.5%
Paychex, Inc.	150,000	$5,562

Medical Instruments & Supplies - 3.0%
Zimmer Holdings, Inc. ‡	100,000	6,889

Oil & Gas Extraction - 4.5%
Anadarko Petroleum Corp.	50,000	4,788
Schlumberger, Ltd.	63,600	5,367
		10,155
Personal Services - 1.7%
Weight Watchers International, Inc. ‡	75,000	3,869

Petroleum Refining - 2.4%
Suncor Energy, Inc.	90,000	5,448

Pharmaceuticals - 5.6%
Allergan, Inc.	48,000	4,398
Genentech, Inc. ‡	97,500	8,210
		12,608
Printing & Publishing - 2.9%
McGraw-Hill Cos., Inc. (The)	135,000	6,485

Retail Trade - 3.7%
Staples, Inc.	390,000	8,315

Security & Commodity Brokers - 7.8%
American Express Co.	131,930	7,578
Chicago Mercantile Exchange	30,000	10,119
		17,697
Transportation & Public Utilities - 3.3%
Expeditors International of Washington, Inc.	130,000	7,381

Trucking & Warehousing - 3.0%
United Parcel Service, Inc.-Class B	100,000	6,913

Variety Stores - 0.9%
Wal-Mart Stores, Inc.	47,800	2,095

Total Common Stocks (cost: $156,647)		221,361

Total Investment Securities (cost: $156,647)@		$221,361

SUMMARY:
Investments, at value	98.0%	$221,361
Other assets less liabilities	2.0%	4,477
Net assets	100%	$225,838

NOTES TO SCHEDULE OF INVESTMENTS:

‡                       No dividends were paid during the preceding twelve months.

@                 Aggregate cost for Federal income tax purposes is $157,508. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $64,495 and $642, respectively. Net unrealized appreciation for tax purposes is $63,853.

TRANSAMERICA PREMIER FOCUS FUND

Schedule of Investments - September 30, 2005 - (all amounts except share amounts in thousands) (unaudited)

	Shares	Value
COMMON STOCKS - 93.0%
Chemicals & Allied Products - 3.8%
Praxair, Inc.	77,250	$3,703

Communications Equipment - 4.3%
QUALCOMM, Inc.	93,500	4,184

Computer & Data Processing Services - 9.9%
GTECH Holdings Corp.	52,087	1,670
Intuit, Inc. ‡	75,000	3,361
SafeNet, Inc. ‡	66,671	2,421
Websense, Inc. ‡	41,627	2,132
		9,584

Computer & Office Equipment - 15.8%
Apple Computer, Inc. ‡	147,584	7,912
Sandisk Corp. ‡	152,500	7,358
		15,270

Electronic & Other Electric Equipment - 3.3%
General Electric Co.	95,881	3,228

Engineering & Management Services - 3.1%
Jacobs Engineering Group, Inc. ‡	44,215	2,980

Entertainment - 1.7%
International Game Technology	60,375	1,630

Furniture & Home Furnishings Stores - 1.9%
Tuesday Morning Corp.	70,154	1,815

Holding & Other Investment Offices - 5.2%
Plum Creek Timber Co., Inc.	133,930	5,077

Hotels & Other Lodging Places - 1.4%
Marriott International, Inc.-Class A	21,080	1,328

Insurance - 5.9%
WellPoint, Inc. ‡	74,770	5,669

Management Services - 4.6%
CRA International, Inc. ‡	51,383	2,142
ServiceMaster Co. (The)	168,660	2,284
		4,426

Medical Instruments & Supplies - 2.8%
Coherent, Inc. ‡	10,570	309
Zimmer Holdings, Inc. ‡	35,000	2,411
		2,720

Motion Pictures - 2.5%
Macrovision Corp. ‡	127,661	$2,438

Oil & Gas Extraction - 2.3%
Helmerich & Payne, Inc.	36,776	2,221

Personal Services - 8.7%
Jackson Hewitt Tax Service, Inc.	135,000	3,228
Weight Watchers International, Inc. ‡	100,000	5,158
		8,386
Pharmaceuticals - 11.3%
Allergan, Inc.	59,000	5,406
Genentech, Inc. ‡	65,000	5,474
		10,880

Retail Trade - 2.8%
Blue Nile, Inc. ‡	56,900	1,800
Petco Animal Supplies, Inc. ‡	44,010	931
		2,731

Security & Commodity Brokers - 1.7%
Chicago Mercantile Exchange	4,790	1,616

Total Common Stocks (cost: $71,186)		89,886

Total Investment Securities (cost: $71,186)@		$89,886

SUMMARY:
Investments, at value	93.0%	$89,886
Other assets less liabilities	7.0%	6,782
Net assets	100%	$96,668

NOTES TO SCHEDULE OF INVESTMENTS:

‡                       No dividends were paid during the preceding twelve months.

@                Aggregate cost for Federal income tax purposes is $71,281.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $19,397 and $792, respectively.  Net unrealized appreciation for tax purposes is $18,605.

TRANSAMERICA PREMIER GROWTH OPPORTUNITIES FUND

Schedule of Investments - September 30, 2005 - (all amounts except share amounts in thousands) (unaudited)

	Shares	Value
COMMON STOCKS - 90.6%
Automotive - 2.0%
ITT Industries, Inc.	23,029	$2,616

Communication - 3.8%
Global Payments, Inc.	62,611	4,866

Computer & Data Processing Services - 7.0%
Digital Insight Corp. ‡	49,120	1,280
GTECH Holdings Corp.	23,670	759
McAfee, Inc. ‡	105,000	3,299
NAVTEQ Corp. ‡	75,760	3,784
		9,122

Computer & Office Equipment - 7.2%
Sandisk Corp. ‡	195,000	9,409

Engineering & Management Services - 3.5%
Jacobs Engineering Group, Inc. ‡	67,866	4,574

Furniture & Home Furnishings Stores - 3.2%
Tuesday Morning Corp.	159,299	4,121

Hardware Stores - 2.2%
Fastenal Co.	47,010	2,872

Industrial Machinery & Equipment - 7.6%
Cooper Cameron Corp. ‡	48,685	3,599
Graco, Inc.	104,000	3,565
Grant Prideco, Inc. ‡	67,960	2,763
		9,927
Management Services - 3.0%
ServiceMaster Co. (The)	284,616	3,854

Medical Instruments & Supplies - 7.2%
DENTSPLY International, Inc.	29,400	1,588
Techne Corp. ‡	137,200	7,818
		9,406
Motion Pictures - 2.9%
Lions Gate Entertainment Corp. ‡	230,000	2,194
Macrovision Corp. ‡	80,350	1,535
		3,729
Paperboard Containers & Boxes - 2.9%
Packaging Corp. of America	196,840	3,821

Personal Credit Institutions - 4.0%
Financial Federal Corp.	131,400	$5,230

Personal Services - 9.1%
Jackson Hewitt Tax Service, Inc.	205,000	4,901
Weight Watchers International, Inc. ‡	135,000	6,963
		11,864
Research & Testing Services - 0.5%
Affymetrix, Inc. ‡	12,560	581

Retail Trade - 3.1%
Blue Nile, Inc. ‡	125,000	3,955

Security & Commodity Brokers - 5.1%
BlackRock, Inc.-Class A	75,000	6,646

Stone, Clay & Glass Products - 3.4%
Gentex Corp.	254,808	4,434

Telecommunications - 1.6%
NeuStar, Inc.-Class A ‡	65,080	2,082

Transportation & Public Utilities - 11.3%
CH Robinson Worldwide, Inc.	120,000	7,694
Expeditors International of Washington, Inc.	122,800	6,973
		14,667
Total Common Stocks (cost: $82,559)		117,776

Total Investment Securities (cost: $82,559)@		$117,776

SUMMARY:
Investments, at value	90.6%	$117,776
Other assets less liabilities	9.4%	12,279
Net assets	100%	$130,055

NOTES TO SCHEDULE OF INVESTMENTS:

‡                       No dividends were paid during the preceding twelve months.

@                 Aggregate cost for Federal income tax purposes is $82,568.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $36,475 and $1,267, respectively.  Net unrealized appreciation for tax purposes is $35,208.

TRANSAMERICA PREMIER HIGH YIELD BOND FUND

Schedule of Investments - September 30, 2005 - (all amounts in thousands) (unaudited)

			Principal Amount	Value
CORPORATE DEBT SECURITIES - 86.3%
Aerospace - 2.2%
Bombardier, Inc.-144A	6.75%	05/01/2012	$1,000	$937
Vought Aircraft Industries, Inc.	8.00%	07/15/2011	2,000	1,910
				2,847
Agriculture - 1.6%
Dole Food Co., Inc.	8.88%	03/15/2011	20	21
Michael Foods, Inc.	8.00%	11/15/2013	2,000	2,052
				2,073
Amusement & Recreation Services - 2.0%
Speedway Motorsports, Inc.	6.75%	06/01/2013	1,500	1,547
Warner Music Group	7.38%	04/15/2014	1,000	1,007
				2,554
Automotive Dealers & Service Stations - 3.8%
Asbury Automotive Group, Inc.	8.00%	03/15/2014	2,000	1,910
Group 1 Automotive, Inc.	8.25%	08/15/2013	1,000	985
Petro Stopping Centers, LP / Petro Financial Corp.	9.00%	02/15/2012	2,000	1,980
				4,875
Beverages - 0.9%
Cia Brasileira de Bebidas	8.75%	09/15/2013	1,000	1,192

Business Services - 1.6%
Aearo Co. I	8.25%	04/15/2012	1,000	1,005
Cardtronics, Inc.-144A	9.25%	08/15/2013	1,000	1,027
				2,032
Chemicals & Allied Products - 1.6%
Innophos, Inc.-144A	8.88%	08/15/2014	1,000	1,027
Resolution Performance Products LLC/RPP Capital Corp.	8.00%	12/15/2009	1,000	1,035
				2,062
Communication - 5.6%
American Tower Corp.	7.13%	10/15/2012	1,000	1,055
CCO Holdings LLC/CCO Holdings Capital Corp. *	8.00%	12/15/2010	1,000	992

Intelsat Bermuda, Ltd.-144A	8.25%	01/15/2013	$2,000	$2,022
Kabel Deutschland GmbH-144A	10.63%	07/01/2014	2,000	2,220
MediaCom LLC / Capital Corp.	9.50%	01/15/2013	1,000	997
				7,286
Communications Equipment - 4.2%
American Towers, Inc.	7.25%	12/01/2011	1,000	1,067
Inmarsat Finance PLC (a)	0.00%	11/15/2012	1,000	825
L-3 Communications Corp.-144A	6.38%	10/15/2015	2,500	2,531
New Skies Satellites NV	9.13%	11/01/2012	1,000	1,040
				5,463
Department Stores - 1.5%
Neiman-Marcus Group, Inc.-144A	10.38%	10/15/2015	2,000	2,000

Electric Services - 0.6%
Tenaska Alabama Partners, LP-144A	7.00%	06/30/2021	747	761

Fabricated Metal Products - 1.2%
Commercial Vehicle Group, Inc., Senior Note-144A	8.00%	07/01/2013	1,500	1,515

Finance - 1.2%
American Real Estate Partners, LP	8.13%	06/01/2012	1,500	1,582

Food & Kindred Products - 3.3%
Burns Philp Capital Property, Ltd./Burns Philp Capital US, Inc.	9.75%	07/15/2012	2,000	2,250
Doane Pet Care Co.	9.75%	05/15/2007	1,000	1,000
Reddy Ice Holdings, Inc. (b)	0.00%	11/01/2012	1,250	969
				4,219
Food Stores - 3.0%
Pathmark Stores, Inc.	8.75%	02/01/2012	2,000	1,935
Stater Brothers Holdings, Inc.	8.13%	06/15/2012	2,000	1,985
				3,920
Gas Production & Distribution - 2.5%
Dynegy Holdings, Inc.-144A	10.13%	07/15/2013	1,000	1,120
EL Paso Production Holding Co.	7.75%	06/01/2013	1,000	1,050

Pacific Energy Partners, LP / Pacific Energy Finance Corp.-144A	6.25%	09/15/2015	$1,000	$1,007
				3,177
Health Services - 0.4%
Genesis HealthCare Corp.	8.00%	10/15/2013	500	541

Hotels & Other Lodging Places - 4.0%
Intrawest Corp.	7.50%	10/15/2013	2,000	2,057
Mandalay Resort Group	9.38%	02/15/2010	58	64
Station Casinos, Inc., Senior Subordinated Note	6.88%	03/01/2016	1,000	1,019
Vail Resorts, Inc.	6.75%	02/15/2014	2,000	2,005
				5,145
Industrial Machinery & Equipment - 5.6%
Case New Holland, Inc.	9.25%	08/01/2011	1,000	1,063
Douglas Dynamics LLC-144A	7.75%	01/15/2012	1,000	1,005
Gardner Denver, Inc.-144A	8.00%	05/01/2013	2,000	2,093
Goodman Global Holding Co., Inc.-144A	7.88%	12/15/2012	1,000	910
Mueller Group, Inc.	10.00%	05/01/2012	2,000	2,130
				7,201
Manufacturing Industries - 1.1%
K2, Inc.	7.38%	07/01/2014	1,400	1,407

Mortgage Bankers & Brokers - 4.5%
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp., Series B (c)	0.00%	10/01/2014	1,625	1,146
Da-Lite Screen Co., Inc.	9.50%	05/15/2011	500	530
Innophos Investments Holdings, Inc.-144A *	11.79%	02/15/2015	2,087	1,996
Virgin River Casino Corp. -144A (d)	0.00%	01/15/2013	1,500	1,074
Virgin River Casino Corp.-144A	9.00%	01/15/2012	1,000	1,045
				5,791
Oil & Gas Extraction - 7.1%
Chesapeake Energy Corp.-144A	6.50%	08/15/2017	1,000	1,023
Comstock Resources, Inc.	6.88%	03/01/2012	1,250	1,266
Delta Petroleum Corp.	7.00%	04/01/2015	1,000	960

Energy Partners, Ltd.	8.75%	08/01/2010	$1,000	$1,050
Mission Resources Corp.	9.88%	04/01/2011	1,000	1,100
Ocean Rig Norway AS, Senior Note-144A	8.38%	07/01/2013	1,000	1,088
Petrobras International Finance Co.	7.75%	09/15/2014	1,500	1,631
Whiting Petroleum Corp. -144A	7.00%	02/01/2014	1,000	1,019
				9,137
Paper & Allied Products - 1.8%
Graphic Packaging International Corp.	9.50%	08/15/2013	2,500	2,363

Paperboard Containers & Boxes - 1.1%
Graham Packaging Co., Inc.	9.88%	10/15/2014	1,500	1,448

Personal Services - 1.6%
Coinmach Corp.	9.00%	02/01/2010	2,000	2,055

Petroleum Refining - 0.8%
Premcor Refining Group (The), Inc.	9.25%	02/01/2010	1,000	1,093

Primary Metal Industries - 2.2%
Aleris International, Inc., Senior Note	9.00%	11/15/2014	250	265
Edgen Acquisition Corp.	9.88%	02/01/2011	1,000	1,010
Novelis, Inc.-144A	7.25%	02/15/2015	500	475
Texas Industries, Inc.-144A	7.25%	07/15/2013	1,000	1,045
				2,795
Printing & Publishing - 1.6%
Jostens IH Corp.	7.63%	10/01/2012	2,000	2,030

Radio & Television Broadcasting - 1.5%
Sirius Satellite Radio, Inc. -144A	9.63%	08/01/2013	2,000	1,930

Restaurants - 3.0%
Carrols Corp.-144A	9.00%	01/15/2013	2,000	2,040
Landry’s Restaurants, Inc., Series B	7.50%	12/15/2014	2,000	1,910
				3,950

Security & Commodity Brokers - 2.0%
American Real Estate Partners, LP/American Real Estate Finance Corp.-144A	7.13%	02/15/2013	$1,000	$1,005
E*Trade Financial Corp.	8.00%	06/15/2011	1,500	1,556
				2,561
Stone, Clay & Glass Products - 0.8%
Owens-Brockway	8.25%	05/15/2013	1,000	1,045

Telecommunications - 4.8%
MCI, Inc.	6.91%	05/01/2007	1,500	1,515
Nextel Partners, Inc.	8.13%	07/01/2011	1,500	1,628
UbiquiTel Operating Co.	9.88%	03/01/2011	1,000	1,115
Valor Telecommunications Enterprises LLC / Finance Corp.	7.75%	02/15/2015	2,000	1,950
				6,208
Water Transportation - 2.4%
Gulfmark Offshore, Inc.	7.75%	07/15/2014	2,000	2,135
Hornbeck Offshore Services, Inc.	6.13%	12/01/2014	1,000	998
				3,133
Wholesale Trade Durable Goods - 1.6%
Leslie’s Poolmart	7.75%	02/01/2013	1,000	1,015
Wesco Distribution, Inc.-144A	7.50%	10/15/2017	1,000	1,003
				2,018
Wholesale Trade Nondurable Goods - 1.6%
Domino’s, Inc.	8.25%	07/01/2011	1,959	2,067

Total Corporate Debt Securities (cost: $109,538)				111,476

			Principal Amount	Value
CONVERTIBLE BONDS - 8.9%
Aerospace - 0.8%
Armor Holdings, Inc. (e)	2.00%	11/01/2024	$1,000	$1,004

Computer & Data Processing Services - 1.9%
Openwave Systems, Inc.	2.75%	09/09/2008	1,500	1,723
Overstock.com, Inc.	3.75%	12/01/2011	1,000	782
				2,505
Computer & Office Equipment - 0.9%
Scientific Games Corp.-144A	0.75%	12/01/2024	1,000	1,176

Entertainment - 1.0%
International Game Technology Zero Coupon	0.00%	01/29/2033	$2,000	$1,280

Manufacturing Industries - 1.3%
Shuffle Master, Inc.	1.25%	04/15/2024	1,500	1,633

Oil & Gas Extraction - 1.2%
Halliburton Co.	3.13%	07/15/2023	500	942
Schlumberger, Ltd., Series B	2.13%	06/01/2023	500	592
				1,534
Retail Trade - 0.5%
Dick’s Sporting Goods, Inc. (f)	1.61%	02/18/2024	1,000	685

Security & Commodity Brokers - 0.8%
Blackrock, Inc./New York-144A	2.63%	02/15/2035	1,000	1,028

Water Transportation - 0.5%
Royal Caribbean Cruises, Ltd. Zero Coupon	0.00%	02/02/2021	1,112	584

Total Convertible Bonds (cost: $11,599)				11,429

Total Investment Securities (cost: $121,137)@				$122,905

SUMMARY:
Investments, at value			95.2%	$122,905
Other assets less liabilities			4.8%	6,249
Net assets			100%	$129,154

NOTES TO SCHEDULE OF INVESTMENTS:

*                      Floating or variable rate note. Rate is listed as of September 30, 2005.

(a)               Inmarsat Finance PLC has a coupon rate of 0.00% until 11/15/2008, thereafter the coupon rate will be 10.38%.

(b)            Reddy Ice Holdings, Inc. has a coupon rate of 0.00% until 11/01/2008, thereafter the coupon rate will be 10.50%.

(c)             Crystal US Holdings LLC/Crystal US Sub 3 Corp. has a coupon rate of 0.00% until 10/01/2009, thereafter a coupon rate 10.50%.

(d)            Virgin River Casino Corp.-144A has a coupon rate of 0.00% until 01/15/2009, thereafter the coupon rate will be 12.75%.

(e)             Armor Holding, Inc. has a coupon rate of 2.00% until 11/01/2011, thereafter the coupon rate will be 0.00%.

(f)               Dick’s Sporting Goods, Inc. has a coupon rate of 1.61% until 02/18/2009, thereafter the coupon rate will be 0.00%.

DEFINITIONS:

144A                   144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2005, these securities aggregated  $37,122 or 28.7% of the net assets of the Fund.

@                                    Aggregate cost for Federal income tax purposes is $121,500.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $3,174 and $1,769, respectively.  Net unrealized appreciation for tax purposes is $1,405.

TRANSAMERICA PREMIER INSTITUTIONAL BOND FUND

Schedule of Investments - September 30, 2005 - (all amounts in thousands) (unaudited)

			Principal Amount
				Value
U.S. GOVERNMENT OBLIGATIONS - 49.9%
Fannie Mae	5.50%	03/01/2018	$19	$20
	6.00%	05/01/2032	17	17
	6.00%	08/01/2034	18	19
	5.50%	05/01/2035	39	39

Freddie Mac	5.50%	11/01/2018	19	19
	6.00%	11/01/2033	16	16
	5.50%	02/01/2035	19	19
	5.50%	06/01/2035	19	19

U.S. Treasury Bond	5.38%	02/15/2031	63	71

U.S. Treasury Note	4.00%	08/31/2007	64	64
	4.13%	08/15/2008	75	75
	3.88%	09/15/2010	33	32
	4.25%	08/15/2015	13	13

Total U.S. Government Obligations (cost: $428)				423

			Principal Amount
				Value
CORPORATE DEBT SECURITIES - 45.7%
Amusement & Recreation Services - 2.0%
Harrah’s Operating Co., Inc.	5.50%	07/01/2010	17	$17

Asset-Backed - 3.8%
Honda Auto Receivables Owner Trust, Series 2005-A Cl A3	4.46%	05/21/2009	7	7

MBNA Credit Card Master Note Trust, Series 2003-A6 Cl A6	2.75%	10/15/2010	26	25
				32

Beer, Wine & Distilled Beverages - 0.2%
Foster’s Finance Corp.-144A	5.88%	06/15/2035	2	2

Chemicals & Allied Products - 4.6%
Lubrizol Corp.	4.63%	10/01/2009	15	15

Monsanto Co.	5.50%	07/30/2035	5	5

Praxair, Inc.	6.63%	10/15/2007	18	19
				39

Commercial Banks - 1.2%
Citicorp, Series F, Subordinated Note	6.38%	11/15/2008	10	10

Communication - 1.0%
Comcast Corp.	4.95%	06/15/2016	$10	$9

Electric Services - 5.6%
Dominion Resources, Inc.	3.66%	11/15/2006	18	18

FPL Group Capital, Inc.	4.09%	02/16/2007	10	10

PSEG Funding Trust	5.38%	11/16/2007	20	20
				48

Food & Kindred Products - 1.8%
Diageo Capital PLC	3.38%	03/20/2008	10	10

Wm. Wrigley Jr. Co.	4.65%	07/15/2015	5	5
				15

Food Stores - 1.9%
Safeway, Inc.	6.50%	03/01/2011	15	16

Gas Production & Distribution - 1.2%
Atmos Energy Corp.	4.00%	10/15/2009	10	10

Holding & Other Investment Offices - 1.2%
iStar Financial, Inc.	4.88%	01/15/2009	10	10

Industrial Machinery & Equipment - 0.3%
John Deere Capital Corp.	3.90%	01/15/2008	3	3

Insurance - 2.0%
International Lease Finance Corp.	5.63%	06/01/2007	17	17

Insurance Agents, Brokers & Service - 0.6%
Metlife, Inc.	5.00%	06/15/2015	5	5

Metal Mining - 1.2%
Barrick Gold Finance, Inc.	7.50%	05/01/2007	10	10

Mortgage Bankers & Brokers - 1.2%
Countrywide Home Loans, Inc.	5.50%	08/01/2006	10	10

Motion Pictures - 2.1%
Time Warner, Inc.	9.13%	01/15/2013	15	18

Oil & Gas Extraction - 0.6%
Nexen, Inc.	5.88%	03/10/2035	$5	$5

Personal Credit Institutions - 1.2%
General Electric Capital Corp.	4.25%	01/15/2008	10	10

Petroleum Refining - 0.5%
Valero Energy Corp.	7.50%	04/15/2032	3	4

Primary Metal Industries - 1.8%
Noranda, Inc.	6.00%	10/15/2015	15	15

Printing & Publishing - 1.8%
Gannett Co., Inc.	5.50%	04/01/2007	10	10

Media General, Inc.	6.95%	09/01/2006	5	5
				15

Savings Institutions - 0.6%
Washington Mutual Bank FA	5.13%	01/15/2015	5	5

Security & Commodity Brokers - 3.0%
Nuveen Investments	5.00%	09/15/2010	10	10

Residential Capital Corp.-144A	6.38%	06/30/2010	16	16
				26

Telecommunications - 4.3%
Alltel Corp.	4.66%	05/17/2007	10	10

SBC Communications, Inc.	5.75%	05/02/2006	10	10

Telefonica Europe BV	7.75%	09/15/2010	15	17
				37

Total Corporate Debt Securities (cost: $391)				388

Total Investment Securities (cost: $819)@				$811

SUMMARY:
Investments, at value			95.6%	$811
Other assets less liabilities			4.4%	37
Net assets			100%	$848

DEFINITIONS:

144A       144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2005, these securities aggregated  $18 or 2.1% of the net assets of the Fund.

@                        Aggregate cost for Federal income tax purposes is $819.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $0 and $8, respectively.  Net unrealized depreciation for tax purposes is $8.

TRANSAMERICA PREMIER INSTITUTIONAL DIVERSIFIED EQUITY FUND

Schedule of Investments - September 30, 2005 - (all amounts except share amounts in thousands) (unaudited)

	Shares	Value
COMMON STOCKS - 94.0%
Aerospace - 0.9%
United Technologies Corp.	100	$5

Air Transportation - 1.7%
FedEx Corp.	100	9

Amusement & Recreation Services - 0.9%
Disney (Walt) Co. (The)	200	5

Automotive - 2.6%
Harley-Davidson, Inc.	150	7
PACCAR, Inc.	110	7
		14
Beverages - 1.1%
PepsiCo, Inc.	100	6

Business Services - 2.2%
eBay, Inc. ‡	300	12

Chemicals & Allied Products - 1.1%
Ecolab, Inc.	200	6

Commercial Banks - 1.3%
JP Morgan Chase & Co.	200	7

Communication - 0.7%
XM Satellite Radio Holdings, Inc.-Class A ‡	100	4

Communications Equipment - 1.7%
QUALCOMM, Inc.	200	9

Computer & Data Processing Services - 3.8%
Microsoft Corp.	400	10
NAVTEQ Corp. ‡	200	10
		20
Computer & Office Equipment - 7.9%
Apple Computer, Inc. ‡	300	16
Diebold, Inc.	200	7
Sandisk Corp. ‡	400	19
		42
Cosmetics/Personal Care - 1.5%
Gillette Co. (The)	130	8

Electronic & Other Electric Equipment - 1.3%
General Electric Co.	220	$7

Electronic Components & Accessories - 2.3%
Intel Corp.	500	12

Engineering & Management Services - 3.4%
Jacobs Engineering Group, Inc. ‡	260	18

Holding & Other Investment Offices - 3.6%
Plum Creek Timber Co., Inc.	500	19

Hotels & Other Lodging Places - 4.1%
Marriott International, Inc.-Class A	200	13
MGM Mirage, Inc. ‡	200	9
		22
Industrial Machinery & Equipment - 11.3%
American Standard Cos., Inc.	150	7
Caterpillar, Inc.	300	18
Donaldson Co., Inc.	200	6
Graco, Inc.	200	7
Illinois Tool Works, Inc.	150	12
Kennametal, Inc.	210	10
		60
Insurance - 5.3%
Progressive Corp. (The)	90	9
WellPoint, Inc. ‡	250	19
		28
Medical Instruments & Supplies - 1.3%
Zimmer Holdings, Inc. ‡	100	7

Motor Vehicles, Parts & Supplies - 1.5%
BorgWarner, Inc.	150	8

Oil & Gas Extraction - 4.1%
Anadarko Petroleum Corp.	70	7
Apache Corp.	90	7
Schlumberger, Ltd.	100	8
		22
Paper & Allied Products - 2.1%
3M Co.	150	11

Personal Services - 1.5%
Weight Watchers International, Inc. ‡	150	8

Petroleum Refining - 2.3%
Suncor Energy, Inc.	200	12

Pharmaceuticals - 3.4%
Amgen, Inc. ‡	100	8
Johnson & Johnson	150	10
		18

Primary Metal Industries - 1.3%
Hubbell, Inc.-Class B	150	$7

Printing & Publishing - 3.6%
McGraw-Hill Cos., Inc. (The)	400	19

Research & Testing Services - 1.7%
Affymetrix, Inc. ‡	200	9

Restaurants - 1.9%
Starbucks Corp. ‡	200	10

Retail Trade - 2.3%
Staples, Inc.	540	12

Rubber & Misc. Plastic Products - 0.9%
Sealed Air Corp. ‡	100	5

Security & Commodity Brokers - 3.8%
American Express Co.	200	12
Chicago Mercantile Exchange	25	8
		20
Telecommunications - 1.3%
Verizon Communications, Inc.	200	7

Transportation & Public Utilities - 0.6%
Expeditors International of Washington, Inc.	60	3

Wholesale Trade Durable Goods - 1.7%
Grainger (W.W.), Inc.	150	9

Total Common Stocks (cost: $463)		500

Total Investment Securities (cost: $463)@		$500

SUMMARY:
Investments, at value	94.0%	$500
Other assets less liabilities	6.0%	32
Net assets	100%	$532

NOTES TO SCHEDULE OF INVESTMENTS:

‡                                           No dividends were paid during the preceding twelve months.

@                                       Aggregate cost for Federal income tax purposes is $463.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $55 and $18, respectively.  Net unrealized appreciation for tax purposes is $37.

TRANSAMERICA PREMIER INSTITUTIONAL EQUITY FUND

Schedule of Investments - September 30, 2005 - (all amounts except share amounts in thousands) (unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Business Services - 6.0%
eBay, Inc. ‡	22,000	$906
First Data Corp.	9,700	388
Moody’s Corp.	20,900	1,068
		2,362
Chemicals & Allied Products - 3.1%
Praxair, Inc.	26,000	1,246

Communication - 4.3%
Liberty Global, Inc.-Class A ‡	8,000	217
XM Satellite Radio Holdings, Inc.-Class A ‡	41,000	1,472
		1,689
Communications Equipment - 5.5%
QUALCOMM, Inc.	49,000	2,193

Computer & Data Processing Services - 6.4%
Intuit, Inc. ‡	20,700	928
Microsoft Corp.	63,000	1,621
		2,549
Computer & Office Equipment - 6.2%
Apple Computer, Inc. ‡	18,000	965
Sandisk Corp. ‡	30,500	1,472
		2,437
Cosmetics/Personal Care - 3.7%
Gillette Co. (The)	25,500	1,484

Drug Stores & Proprietary Stores - 3.3%
Walgreen Co.	30,500	1,325

Electronic & Other Electric Equipment - 2.5%
General Electric Co.	29,290	986

Engineering & Management Services - 2.4%
Jacobs Engineering Group, Inc. ‡	14,130	952

Hotels & Other Lodging Places - 5.2%
Marriott International, Inc.-Class A	17,000	1,071
MGM Mirage, Inc. ‡	23,000	1,007
		2,078
Industrial Machinery & Equipment - 3.2%
Caterpillar, Inc.	21,270	1,250

Insurance - 4.5%
WellPoint, Inc. ‡	23,700	1,797

Management Services - 3.1%
Paychex, Inc.	33,500	$1,242

Medical Instruments & Supplies - 3.0%
Zimmer Holdings, Inc. ‡	17,000	1,171

Oil & Gas Extraction - 4.0%
Anadarko Petroleum Corp.	6,500	622
Schlumberger, Ltd.	11,500	970
		1,592
Personal Services - 2.7%
Weight Watchers International, Inc. ‡	20,750	1,070

Petroleum Refining - 2.0%
Suncor Energy, Inc.	13,300	805

Pharmaceuticals - 6.4%
Allergan, Inc.	11,000	1,008
Genentech, Inc. ‡	18,000	1,516
		2,524
Printing & Publishing - 3.2%
McGraw-Hill Cos., Inc. (The)	26,000	1,249

Retail Trade - 3.7%
Staples, Inc.	69,000	1,471

Security & Commodity Brokers - 7.3%
American Express Co.	23,360	1,342
Chicago Mercantile Exchange	4,650	1,568
		2,910
Transportation & Public Utilities - 3.5%
Expeditors International of Washington, Inc.	24,500	1,391

Trucking & Warehousing - 3.3%
United Parcel Service, Inc.-Class B	19,000	1,314

Variety Stores - 1.0%
Wal-Mart Stores, Inc.	8,600	377

Total Common Stocks (cost: $34,469)		39,464

Total Investment Securities (cost: $34,469)@		$39,464

SUMMARY:
Investments, at value	99.5%	$39,464
Other assets less liabilities	0.5%	185
Net assets	100%	$39,649

NOTES TO SCHEDULE OF INVESTMENTS:

‡                                            No dividends were paid during the preceding twelve months.

@                                       Aggregate cost for Federal income tax purposes is $34,571.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $5,418 and $525, respectively.  Net unrealized appreciation for tax purposes is $4,893.

TRANSAMERICA PREMIER INSTITUTIONAL SMALL/MID CAP VALUE FUND

Schedule of Investments - September 30, 2005 - (all amounts except share amounts in thousands) (unaudited)

	Shares	Value
COMMON STOCKS - 90.4%
Apparel & Accessory Stores - 1.0%
Ashworth, Inc. ‡	900	$6

Apparel Products - 2.1%
True Religion Apparel, Inc. ‡	700	12

Chemicals & Allied Products - 7.5%
Chemtura Corp.	650	8
Lubrizol Corp.	240	10
Olin Corp.	600	11
PolyOne Corp. ‡	1,200	7
Terra Nitrogen Co., L.P.	300	7
		43
Computer & Data Processing Services - 2.3%
Fair Isaac Corp.	300	13

Computer & Office Equipment - 1.8%
Hypercom Corp. ‡	1,500	10

Construction - 4.6%
Chemed Corp.	300	13
McDermott International, Inc. ‡	350	13
		26
Electronic & Other Electric Equipment - 4.4%
Acuity Brands, Inc.	370	11
Genlyte Group, Inc. ‡	300	14
		25
Electronic Components & Accessories - 2.6%
Advanced Energy Industries, Inc. ‡	500	5
OSI Systems, Inc. ‡	600	10
		15
Environmental Services - 3.5%
Casella Waste Systems, Inc.-Class A ‡	700	9
Republic Services, Inc.	300	11
		20
Fabricated Metal Products - 2.3%
Gulf Island Fabrication, Inc.	450	13

Food & Kindred Products - 0.3%
TreeHouse Foods, Inc. ‡	64	2

Health Services - 1.9%
LifePoint Hospitals, Inc. ‡	250	11

Holding & Other Investment Offices - 6.3%
Annaly Mortgage Management, Inc. REIT	500	$7
Education Realty Trust, Inc. REIT	650	11
Omega Healthcare Investors, Inc. REIT	1,300	18
		36
Hotels - 2.5%
Host Marriott Corp.	850	14

Industrial Machinery & Equipment - 2.3%
Allis-Chalmers Corp. ‡	1,100	13

Insurance - 9.1%
AMBAC Financial Group, Inc.	150	11
American Safety Insurance Holdings, Ltd. ‡	750	13
HCC Insurance Holdings, Inc.	465	13
PartnerRe, Ltd.	160	10
Triad Guaranty, Inc. ‡	120	5
		52
Management Services - 2.3%
FTI Consulting, Inc. ‡	520	13

Medical Instruments & Supplies - 2.5%
Orthofix International NV ‡	320	14

Oil & Gas Extraction - 14.6%
Edge Petroleum Corp. ‡	800	21
Parker Drilling Co. ‡	1,400	13
Patterson-UTI Energy, Inc.	400	14
Superior Energy Services, Inc. ‡	800	18
Todco-Class A	400	17
		83
Retail Trade - 2.1%
Sports Authority, Inc. (The) ‡	400	12

Savings Institutions - 2.1%
Partners Trust Financial Group, Inc.	1,000	12

Telecommunications - 2.5%
Citizens Communications Co.	1,000	14

Transportation Equipment - 1.6%
Brunswick Corp.	230	9

Water Transportation - 6.1%
Aries Maritime Transport, Ltd. ‡	1,000	15
DryShips, Inc.	540	9
Genco Shipping & Trading, Ltd. ‡	600	11
		35
Wholesale Trade Nondurable Goods - 2.1%
Dean Foods Co. ‡	300	12

Total Common Stocks (cost: $469)		$515

Total Investment Securities (cost: $469)@		$515

SUMMARY:
Investments, at value	90.4%	$515
Other assets less liabilities	9.6%	55
Net assets	100%	$570

NOTES TO SCHEDULE OF INVESTMENTS:

‡	No dividends were paid during the preceding twelve months.

DEFINITIONS:

REIT	Real Estate Investment Trust

@

Aggregate cost for Federal income tax purposes is $469. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $71 and $25, respectively. Net unrealized appreciation for tax purposes is $46.

Item 2. Controls and Procedures.

(a)          Based on their evaluation of registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as of September 30, 2005, registrant’s principal executive officer and principal financial officer found registrant’s disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files on Form N-Q (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)         There have been no significant changes in registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A certification for registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Investors, Inc.
(Registrant)

By:	/s/ Brian C. Scott
Brian C. Scott
Chief Executive Officer
Date: November 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian C. Scott
Chief Executive Officer
Date: November 16, 2005

By:	/s/ Glenn E. Brightman
Principal Financial Officer
Date: November 16, 2005